Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Net loss	$ 5,409,322	$ 1,233,892	$ 2,709,596
Weighted average shares – denominator for basic net loss per share	8,033,501	7,894,961	7,908,266
Weighted average shares – denominator for diluted net loss per share	8,033,501	7,894,961	7,908,266
Net loss per share basic	$ 0.67	$ 0.16	$ 0.34
Net loss per share diluted	$ 0.67	$ 0.16	$ 0.34